American Funds College 2036 FundSM Summary prospectus January 1, 2020 (as supplemented July 10, 2020)

Class	529-A	529-C	529-E	529-T	529-F-1
	CCFAX	CTDCX	CTKEX	TCDTX	CTAFX

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the series’ shareholder reports, unless specifically requested from American Funds by Capital Group or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on our website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the series).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the series, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information, reports to shareholders and other information about the fund online at capitalgroup.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, each dated January 1, 2020 (and in each case, as supplemented to date), are incorporated by reference into this summary prospectus.

Investment objectives Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital. The target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses. The fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to achieve an appropriate balance of total return and stability during different time periods.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class 529-F-1 shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 70 of the prospectus and on page 79 of the fund’s statement of additional information, and in the sales charge waiver appendix to this prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	529-A	529-C	529-E	529-T	529-F-1
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.50%	none	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-A	529-C	529-E	529-T	529-F-1
Management fees	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.30%	1.00%	0.50%	0.25%	0.00%
Other expenses	0.21	0.20	0.17	0.25	0.20
Acquired (underlying) fund fees and expenses[2]	0.40	0.40	0.40	0.40	0.40
Total annual fund operating expenses	0.91	1.60	1.07	0.90	0.60

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
[2]	Restated to reflect current fees.

1     American Funds College 2036 Fund / Summary prospectus

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class 529-F-1 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	529-A	529-C	529-E	529-T	529-F-1	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	529-C
1 year	$440	$263	$109	$340	$61		1 year	$163
3 years	630	505	340	530	192		3 years	505
5 years	836	871	590	736	335		5 years	871
10 years	1,430	1,466	1,306	1,330	750		10 years	1,466

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund's portfolio turnover rate was less than 1% of the average value of its portfolio or there was no turnover.

American Funds College 2036 Fund / Summary prospectus     2

Principal investment strategies The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories, including growth funds, growth-and-income funds, equity-income funds, balanced funds and fixed income funds. The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or fixed income investments, while fixed income funds seek current income through investments in bonds or in other fixed income instruments.

The fund is designed for investors who plan to start withdrawing funds to meet higher education expenses in, or close to, the fund’s target date – that is, the year designated in the fund’s name. However, investors may purchase shares of the fund throughout the life of the fund, including after the target date.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds and may, from time to time, rebalance or modify the asset mix of the funds and change the underlying fund investments. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

3     American Funds College 2036 Fund / Summary prospectus

The following glide path chart illustrates the investment approach of the fund by showing how its investment in the various fund categories will change over time. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes relatively more conservative as time elapses. The fund’s asset allocation strategy promotes asset accumulation prior to college enrollment through equity exposure. As it approaches the target date, the fund will seek dividend income to help dampen risk while maintaining equity exposure, and will invest in fixed income securities to help provide current income, capital preservation and inflation protection. Upon reaching its target date, the fund will be principally invested in fixed income funds and may merge into the Enrollment Fund, which will also be principally invested in fixed income funds. The allocations shown reflect the target allocations as of July 1, 2020.

Investment approach

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 20% target allocation to growth funds is not expected to be greater than 30% or less than 10%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

American Funds College 2036 Fund / Summary prospectus     4

Principal risks This section describes the principal risks associated with investing in the fund and its underlying funds. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund.  This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are principal risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before

5     American Funds College 2036 Fund / Summary prospectus

its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be more significant as the fund approaches its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results Because the fund began investment operations on February 9, 2018, information regarding investment results for a full calendar year is not available as of the date of this prospectus.

American Funds College 2036 Fund / Summary prospectus     6

Management

Investment adviser Capital Research and Management CompanySM

Target Date Solutions Committee The investment adviser’s Target Date Solutions Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Target Date Solutions Committee, who are jointly and primarily responsible for the portfolio management of the fund, are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Bradley J. Vogt Senior Vice President and Trustee	2 years	Partner – Capital Research Global Investors
Wesley K. Phoa President	2 years	Partner – Capital Solutions Group
Michelle J. Black Senior Vice President	Less than 1 year	Partner – Capital Solutions Group
David A. Hoag Senior Vice President	Less than 1 year	Partner – Capital Fixed Income Investors
Joanna F. Jonsson Senior Vice President	2 years	Partner – Capital World Investors
James B. Lovelace Senior Vice President	2 years	Partner – Capital Research Global Investors
Samir Mathur Senior Vice President	Less than 1 year	Partner – Capital Solutions Group

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is normally $250 and the minimum to add to an account is $50. For an employer-sponsored 529 account, the minimum is $25 to establish or add to an account. For accounts with Class F-3 shares held and serviced by the fund’s transfer agent, the minimum investment amount is $1 million.

You may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at capitalgroup.com.

Tax information Dividends and capital gains distributed by the fund to tax-favored college savings accounts are not currently taxable. Please refer to the applicable program description for more information regarding the tax consequences of holding or selling Class 529 shares.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

You can access the fund’s statutory prospectus or SAI at capitalgroup.com/prospectus.

MFGEIPX-125-0120P Litho in USA CGD/DFS/10224 Investment Company File No. 811-22692

American Funds College Target Date Series® Summary Prospectus Supplement July 10, 2020

For the following summary prospectuses dated January 1, 2020 (as supplemented to date):

American Funds College 2036 FundSM (CF36)

American Funds College 2033 Fund® (CF33)

American Funds College 2030 Fund ® (CF30)

American Funds College 2027 Fund ® (CF27)

American Funds College 2024 Fund ® (CF24)

American Funds College 2021 Fund ® (CF21)

American Funds College Enrollment Fund® (CEF)

Changes apply to all funds within the series unless otherwise noted.

Keep this amendment with your summary prospectus. Each fund’s summary prospectus consists of this amendment and the fund’s summary prospectus, as supplemented to date (which is incorporated herein by reference). For additional information about a fund, you should refer to its prospectus and statement of additional information, in each case as supplemented to date, except where specific information is provided in this amendment, in which case the disclosure provided in this amendment is controlling.

1. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” section for each of the funds within the American Funds College Target Date Series (other than CF30 and CF27) are amended to read as follows:

American Funds College 2036 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-A	529-C	529-E	529-T	529-F-1
Management fees	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.30%	1.00%	0.50%	0.25%	0.00%
Other expenses	0.21	0.20	0.17	0.25	0.20
Acquired (underlying) fund fees and expenses	0.40	0.40	0.40	0.40	0.40
Total annual fund operating expenses	0.91	1.60	1.07	0.90	0.60

Example

Share class:	529-A	529-C	529-E	529-T	529-F-1	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	529-C
1 year	$440	$263	$109	$340	$61		1 year	$163
3 years	630	505	340	530	192		3 years	505
5 years	836	871	590	736	335		5 years	871
10 years	1,430	1,466	1,306	1,330	750		10 years	1,466

American Funds College 2033 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-A	529-C	529-E	529-T	529-F-1
Management fees	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.50%	0.25%	0.00%
Other expenses	0.20	0.19	0.16	0.24	0.19
Acquired (underlying) fund fees and expenses	0.36	0.36	0.36	0.36	0.36
Total annual fund operating expenses	0.81	1.55	1.02	0.85	0.55

Example

Share class:	529-A	529-C	529-E	529-T	529-F-1	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	529-C
1 year	$430	$258	$104	$335	$56		1 year	$158
3 years	600	490	325	514	176		3 years	490
5 years	784	845	563	710	307		5 years	845
10 years	1,317	1,377	1,248	1,273	689		10 years	1,377

American Funds College 2024 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-A	529-C	529-E	529-T	529-F-1
Management fees	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.24%	1.00%	0.50%	0.25%	0.00%
Other expenses	0.19	0.18	0.15	0.23	0.18
Acquired (underlying) fund fees and expenses	0.27	0.27	0.27	0.27	0.27
Total annual fund operating expenses	0.70	1.45	0.92	0.75	0.45

Example

Share class:	529-A	529-C	529-E	529-T	529-F-1	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	529-C
1 year	$419	$248	$94	$325	$46		1 year	$148
3 years	566	459	293	484	144		3 years	459
5 years	726	792	509	657	252		5 years	792
10 years	1,190	1,256	1,131	1,157	567		10 years	1,256

American Funds College 2021 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-A	529-C	529-E	529-T	529-F-1
Management fees	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.24%	1.00%	0.50%	0.25%	0.00%
Other expenses	0.19	0.18	0.15	0.22	0.19
Acquired (underlying) fund fees and expenses	0.30	0.30	0.30	0.30	0.30
Total annual fund operating expenses	0.73	1.48	0.95	0.77	0.49

Example

Share class:	529-A	529-C	529-E	529-T	529-F-1	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	529-C
1 year	$422	$251	$97	$327	$50		1 year	$151
3 years	575	468	303	490	157		3 years	468
5 years	742	808	525	667	274		5 years	808
10 years	1,225	1,291	1,166	1,180	616		10 years	1,291

American Funds College Enrollment Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-A	529-C	529-E	529-T	529-F-1
Management fees	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.22%	1.00%	0.50%	0.25%	0.00%
Other expenses	0.20	0.18	0.15	0.23	0.19
Acquired (underlying) fund fees and expenses	0.30	0.30	0.30	0.30	0.30
Total annual fund operating expenses	0.72	1.48	0.95	0.78	0.49

Example

Share class:	529-A	529-C	529-E	529-T	529-F-1	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	529-C
1 year	$322	$251	$97	$328	$50		1 year	$151
3 years	474	468	303	493	157		3 years	468
5 years	641	808	525	672	274		5 years	808
10 years	1,122	1,284	1,166	1,192	616		10 years	1,284

2. The following replaces the fourth paragraph in the “Principal investment strategies” section for each of the funds within the American Funds College Target Date Series (other than CEF) to read as follows:

The following glide path chart illustrates the investment approach of the fund by showing how its investment in the various fund categories will change over time. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes relatively more conservative as time elapses. The fund’s asset allocation strategy promotes asset accumulation prior to college enrollment through equity exposure. As it approaches the target date, the fund will seek dividend income to help dampen risk while maintaining equity exposure, and will invest in fixed income securities to help provide current income, capital preservation and inflation protection. Upon reaching its target date, the fund will be principally invested in fixed income funds and may merge into the Enrollment Fund, which will also be principally invested in fixed income funds. The allocations shown reflect the target allocations as of July 1, 2020.

3. For each of the funds noted below, the chart under the heading “Investment approach” in the “Principal investment strategies” section of the prospectus is replaced with the following:

Keep this supplement with your summary prospectus.

Lit. No. MFGEBS-429-0720P Litho in USA CGD/ALD/10039-S81248